Share-based payments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) plan	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity-settled share-based LTIPs operated | plan	2
Charge for equity-settled share-based payment plans	£ 27	£ 18	£ 10
Performance Shares and Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge for equity-settled share-based payment plans	£ 17	£ 9	£ 10
Performance Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of awards based on TSR	50.00%	50.00%	50.00%
Percentage of awards based on performance against certain strategic and financial measures over the vesting period	50.00%	50.00%	50.00%
Long-term incentive plans in Terminix and non-recurring retention award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge for equity-settled share-based payment plans	£ 10	£ 9	£ 0